BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity(2)	Annual Rate(2)	Currency	2021	2020
Corporate revolving credit facility	June 29, 2026	LIBOR plus 1.2%	US$	$—	$1,131
Corporate revolving credit facility	April 14, 2022	LIBOR plus 1.2%	US$	—	—
Commercial Paper	January 25, 2022	0.37%	US$	431	—

Non-Current:
Medium Term Notes(1):
Public - Canadian	February 22, 2024	3.3%	C$	237	236
Public - Canadian	February 22, 2024	3.3%	C$	317	314
Public - Canadian	September 11, 2028	4.2%	C$	554	550
Public - Canadian	October 9, 2029	3.4%	C$	554	550
Public - Canadian	September 1, 2032	2.9%	C$	396	392
Subordinated notes(1)
Public - United States	May 24, 2081	5.0%	US$	250	—
				2,739	3,173
Deferred financing costs and other				(20)	(15)
Total				$2,719	$3,158

(1)See Note 20, Subsidiary Public Issuers, for further details.
(2)Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of December 31, 2021.
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	2021	2020
Current	$2,701	$1,551
Non-current	23,833	18,469
Total	$26,534	$20,020
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
2022(1)	$341	$386	$1,819	$53	$2,599
2023	1,619	247	715	216	2,797
2024	1,191	296	1,536	195	3,218
2025	440	258	1,264	707	2,669
2026	694	3,217	1,028	509	5,448
Thereafter	3,697	944	2,972	2,165	9,778
Total principal repayments(2)	7,982	5,348	9,334	3,845	26,509
Deferred financing costs and other	(31)	(39)	156	(61)	25
Total - Dec. 31, 2021	$7,951	$5,309	$9,490	$3,784	$26,534
Total - Dec. 31, 2020	$8,067	$6,635	$2,111	$3,207	$20,020

(1)Includes commercial paper obligations at our Canadian diversified midstream operation.
(2)As of December 31, 2021, approximately $145 million of debt was in breach of asset-level financial covenants. We anticipate being able to refinance or obtain waivers from our financial institutions and accordingly presented the debt in the contractually obligated year of maturity.
The weighted average interest rates of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Dec. 31, 2021	4%	5%	6%	7%	6%
Dec. 31, 2020	4%	5%	6%	6%	5%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2021	Local Currency		Dec. 31, 2020	Local Currency
Canadian dollars	$9,257	CAD	11,698	$2,400	CAD	$3,056
U.S. dollars	7,376	USD	7,376	7,457	USD	7,457
Indian rupees	3,650	INR	272,388	3,760	INR	274,457
British pounds	3,067	GBP	2,266	2,941	GBP	2,151
Brazilian real	1,840	BRL	10,268	1,161	BRL	6,035
Australian dollars	468	AUD	644	320	AUD	416
Colombian pesos	394	COP	1,621,399	418	COP	1,430,115
Peruvian soles	380	PEN	1,521	417	PEN	1,511
New Zealand dollars	41	NZD	60	43	NZD	60
Euro	36	EUR	32	59	EUR	48
Chilean Unidad de Fomento(1),(2)	—	UF	—	1,201	UF	29

(1)Chilean Unidad de Fomento is an inflation adjusted unit of account indexed to the Chilean Peso.
(2)See Note 5, Disposition of Businesses, for additional information.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2020	Cash Flows(1)	Acquisitions/ Dispositions(1)	Foreign Exchange Movement and Other	2021
Corporate borrowings	$3,158	$(456)	$—	$17	$2,719
Non-recourse borrowings	20,020	851	5,819	(156)	26,534

(1)Cash flows related to asset level debt raised on the closing of our Canadian diversified midstream operation and the acquisition of an additional interest in our Brazilian regulated gas transmission operation have been presented within Acquisitions/Dispositions. Refer to Note 6, Acquisition of Businesses, and Note 5, Disposition of Businesses, for further details.